Pensions and Post Retirement Benefits - Funded status of defined benefit pension and post retirement plans (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Weighted average assumptions used to determine benefit obligations:
Pension deficits	$ 145.7	$ 253.9
Pension surpluses	144.5	113.8
Defined benefit pension plans
Pensions and Post Retirement Benefits
Benefit obligation	(715.5)	(1,070.9)
Fair value of plan assets	784.7	1,014.7
Funded status of plans - surplus (deficit)	69.2	(56.2)
Net accrued asset (liability)	$ 65.6	$ (56.2)
Weighted average assumptions used to determine benefit obligations:
Discount rate	4.90%	2.60%
Rate of compensation increase	2.50%	2.20%
Pension deficits	$ 78.9	$ 170.0
Pension surpluses	144.5	113.8
Defined benefit pension plans | Impact of asset ceiling
Pensions and Post Retirement Benefits
Net accrued asset (liability)	(3.6)
Post retirement benefit plans
Pensions and Post Retirement Benefits
Benefit obligation	(66.8)	(83.9)
Funded status of plans - surplus (deficit)	(66.8)	(83.9)
Net accrued asset (liability)	$ (66.8)	$ (83.9)
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.20%	3.10%
Rate of compensation increase	3.80%	3.70%
Health care cost trend	3.40%	3.60%